Restructuring Activities - Schedule Of Restructuring Liability Of Company (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring and Related Activities [Abstract]
Accrued employee termination benefits beginning balance	$ 0
Employee termination benefits charges incurred during the period	7,883
Amounts paid or otherwise settled during the period	(4,900)
Accrued employee termination benefits as of September 30, 2023	$ 2,983